Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite Lived Intangible Assets Amortization Expenses

Gross carrying values and accumulated amortization of intangible assets:

	December 31, 2024				December 31, 2023
	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Amortizing intangible assets
Customer relationships	6 years	$1,352,200	$(1,318,033)	$34,167	$1,350,000	$(1,006,389)	$343,611
Trade name	6 years	2,577,000	(2,314,769)	262,231	2,550,000	(1,555,925)	994,075
Technology	6 years	3,254,800	(2,737,567)	517,233	3,050,000	(2,257,205)	792,795
Software agreements	6 years	14,450,000	(11,545,000)	2,905,000	14,450,000	(8,791,944)	5,658,056
Gaming license	6 years	4,020,000	(2,345,000)	1,675,000	4,020,000	(1,675,000)	2,345,000
Internally developed software	2 - 10 years	3,316,923	(1,450,754)	2,342,969	2,904,473	(737,053)	2,167,420
Domain name	15 years	6,935,000	(2,016,417)	4,832,565	6,935,000	(1,554,083)	5,380,917
		$35,905,923	$(23,727,540)	$12,569,165	$35,259,473	$(17,577,599)	$17,681,874

Schedule of Estimated Amortization Expense

Estimated amortization expense for years of useful life remaining is as follows: double check future amortization.

Years ending December 31,	Amount
2025	$4,471,467
2026	2,396,467
2027	1,280,623
2028	712,208
2029	643,941
Thereafter	3,064,460
$12,569,165